Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our human capital committee does not grant stock options to employees, including executive officers, during periods in which there is material nonpublic information about our Company, including (1) outside a “trading window” established in connection with the public release of earnings information under our Insider Trading Policy or (2) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. Further, during 2024, our human capital committee did not grant any stock options to our employees, executive officers, or other service providers. The human capital committee does not take material nonpublic information into account when determining the timing and terms of equity awards. Equity awards may occasionally be awarded on an off-cycle basis, including to new hires. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. Under the terms of our Equity Plan, pursuant to which new equity awards are granted, the exercise price of any option to purchase shares of our common stock awarded under the Equity Plan must be equal to at least 100% of the fair market value of our common stock (which is determined based on the closing sales price of our common stock on the Nasdaq Global Select Market) on the date of grant.

Grants of equity awards to our executive officers are generally determined and approved at our pre-scheduled quarterly human capital committee meetings whenever practicable, and the awards are granted in accordance with our equity grant policies and processes. In addition, our human capital committee approves the annual equity refresh grants, including performance-based awards, in the first quarter of each year. However, our human capital committee may otherwise approve the grant of equity awards outside of a pre-scheduled meeting in connection with a new hire, promotion, and other circumstances where our human capital committee deems it appropriate to make such grants.

Award Timing Method	Our human capital committee does not grant stock options to employees, including executive officers, during periods in which there is material nonpublic information about our Company, including (1) outside a “trading window” established in connection with the public release of earnings information under our Insider Trading Policy or (2) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. Further, during 2024, our human capital committee did not grant any stock options to our employees, executive officers, or other service providers. The human capital committee does not take material nonpublic information into account when determining the timing and terms of equity awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our human capital committee does not grant stock options to employees, including executive officers, during periods in which there is material nonpublic information about our Company, including (1) outside a “trading window” established in connection with the public release of earnings information under our Insider Trading Policy or (2) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. Further, during 2024, our human capital committee did not grant any stock options to our employees, executive officers, or other service providers. The human capital committee does not take material nonpublic information into account when determining the timing and terms of equity awards. Equity awards may occasionally be awarded on an off-cycle basis, including to new hires. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false